Unaudited Consolidated Balance Sheets (Parentheticals) ¥ in Thousands		Jun. 30, 2026 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares
Accounts receivable, net of allowances | ¥		¥ 906	¥ 1,858
Contract assets, net of allowances | ¥		160	164
Non-current, net of allowances | ¥		¥ 520	¥ 509
Class A Ordinary Shares
Ordinary shares, authorized (in Shares)	[1]	8,000,000,000	8,000,000,000
Ordinary shares, issued (in Shares)	[1]	5,925,748	671,764
Ordinary shares, outstanding (in Shares)	[1]	5,925,748	671,764
Class B Ordinary Shares
Ordinary shares, authorized (in Shares)	[1]	2,000,000,000	2,000,000,000
Ordinary shares, issued (in Shares)	[1]	250,000	375,000
Ordinary shares, outstanding (in Shares)	[1]	250,000	375,000

[1]	The number of shares as of December 31, 2025 is retrospectively restated for the 1-for-20 reverse share split effected on June 16, 2026.